PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Jun. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Provision for decommissioning restoration and rehabilitation costs

Amounts in R million	Note	2025	2024

Balance at the beginning of the year		616.8	562.1
Unwinding of provision	7	58.6	56.3
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	5.1	(98.0)	(11.6)
Change in estimate of environmental rehabilitation recognised to decommissioning asset (b)	9	7.4	34.7
Environmental rehabilitation payments (c)		(26.1)	(24.7)
To reduce decommissioning liabilities		(26.1)	(23.4)
To reduce restoration liabilities	14	—	(1.3)

Balance at the end of the year		558.7	616.8

Environmental rehabilitation payments to reduce the liability		(26.1)	(24.7)
Ongoing rehabilitation expenditure[1]		(19.3)	(16.1)

Total cash spent on environmental rehabilitation		(45.4)	(40.8)

[1]The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production.
These costs do not represent a reduction of the above liability and are expensed as operating costs.